A T B C | Fidelity Advisor Diversified International Fund
Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Effective August 1, 2014, the Advisor reduced the individual fund fee rate component of the management fee rate for Fidelity Diversified International Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.36%	0.35%	0.39%	0.34%
Total annual operating expenses	1.29%	1.53%	2.07%A	2.02%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 699	$ 699	$ 500	$ 500	$ 710	$ 210	$ 305	$ 205
3 years	$ 960	$ 960	$ 816	$ 816	$ 949	$ 649	$ 634	$ 634
5 years	$ 1,242	$ 1,242	$ 1,155	$ 1,155	$ 1,314	$ 1,114	$ 1,088	$ 1,088
10 years	$ 2,042	$ 2,042	$ 2,110	$ 2,110	$ 2,107	$ 2,107	$ 2,348	$ 2,348